Other expenses, net - Summary of Other Expenses, Net (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Material income and expense [abstract]
Non-recoverable VAT and other indirect taxes	$ (185,304)	$ (236,795)	$ (49,715)
Others	8,237	(8,633)	(11,585)
Other expenses, net	$ (177,067)	$ (245,428)	$ (61,300)